Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salary and profit sharing	R$ 61,427	R$ 35,547	R$ 61,088
Short-term benefits (1)	266	1,263	1,149
Private pension	800	834	1,189
Termination benefits	8,413	1,237	2,118
Share-based payment	14,923	27,210	29,198
Total remuneration and benefits paid to professionals	R$ 85,829	R$ 66,091	R$ 94,742